Securities Act File No. 333-47011
                                 Investment Company Act File No. 811-08673
==========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/


                    Pre-Effective Amendment No. __                      / /

                    Post-Effective Amendment No. 3                      /X/

                                     and

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                    Amendment No. 3                                   /X/

                       (Check appropriate box or boxes)

                          DREYFUS INVESTMENT PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York                                 10166
(Address of Principal Executive Offices)                          (Zip Code)

Registrant's Telephone Number, including Area Code:            (212) 922-6130

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

                                    copy to:

                               Lewis G. Cole, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

          It is proposed that this filing will become effective (check appropriate box)

                    ____ immediately upon filing pursuant to paragraph (b)

                    ____ on (date) pursuant to paragraph (b)

                    ____ 60 days after filing pursuant to paragraph (a)(i)

                    _X__ on May 1, 1999 pursuant to paragraph (a)(i)

                    ____ 75 days after filing pursuant to paragraph (a)(ii)

                    ____ on (date) pursuant to paragraph (a)(ii) of Rule 485.

                    If appropriate, check the following box:

                    ____ this post-effective amendment designates a new
                         effective date for a previously filed post-effective amendment.

===========================================================================
DREYFUS INVESTMENT PORTFOLIOS

CORE VALUE PORTFOLIO
MIDCAP STOCK PORTFOLIO


PROSPECTUS  May 1, 1999

                                                              DREYFUS  [LOGO]


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                      CONTENTS

                                     DREYFUS INVESTMENT PORTFOLIOS
-------------------------------------------------------------------------------

                                     Core Value Portfolio
                                       Goal/Approach
                                       Main Risks
                                       Past Performance
                                       Expenses
                                     MidCap Stock Portfolio
                                       Goal/Approach
                                       Main Risks
                                       Past Performance
                                       Expenses

                                     Management

                                     Financial Highlights

                                     BUY/SELL SHARES
-------------------------------------------------------------------------------

                                     Account Policies

                                     Distributions and Taxes

                                     FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                     Information on the portfolios' recent
                                     strategies and holdings can be found in
                                     the current annual/semiannual report. See back cover.


Shares of the portfolios are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Individuals may not purchase shares directly from the fund. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies over which the fund assumes no responsibility.

Each portfolio has its own investment strategy and risk/return profile. The differences in strategy between the portfolios determine the types of securities in which each portfolio invests and can be expected to affect the degree of risk each portfolio is subject to and its performance.

The investment objective and policies of a portfolio may be similar to those of other funds managed by the investment adviser. However, the investment results of the portfolios may be higher or lower than, and may not be comparable to, those of such other funds.

CORE VALUE PORTFOLIO
--------------------
         Ticker Symbol:  xxxx


[ICON]       GOAL/APPROACH

The Core Value Portfolio seeks long-term growth of capital, with current income as a secondary objective. To pursue this goal, it invests primarily in stocks of large-cap value companies (market capitalizations of $1 billion and above). The portfolio typically will invest mainly in the stocks of U.S. issuers, and will limit its foreign stock holdings to 20% of the value of its assets. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

In choosing stocks, the portfolio management team focuses on individual stock selection (a "bottom-up" approach) rather than forecasting stock market trends (a "top-down" approach), and looks for value companies. A three-step value screening process is used to seek out investments with strong growth prospects while managing risk:

         o VALUE: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales. These ratios are analyzed and compared against the market.

         o SOUND BUSINESS FUNDAMENTALS: a company's balance sheet and income data are examined to determine the company's financial history.

         o POSITIVE BUSINESS MOMENTUM: a company's earnings and forecast changes are analyzed and sales and earnings trends are revised to determine the company's financial condition.

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the management team's expectations.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

LARGE-CAP COMPANIES: established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.
                             ---------------------

[ICON]    MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the management team believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the management team misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of adequate company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

[SIDE BAR]

OTHER POTENTIAL RISKS

The portfolio may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in the prospectus.

[SIDE BAR]

WHO ARE THE SHAREHOLDERS

The participating insurance companies and their separate accounts and the Eligible Plans are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares the sale of which would adversely affect the portfolio's net asset value per share (NAV).

WHAT THE PORTFOLIO IS AND ISN'T

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                       ----------------------------------

[ICON]    EXPENSES

As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. The information in the table does not reflect account fees and charges to separate accounts or related VA contracts and VLI policies that may be imposed by participating insurance companies or any charges imposed by Eligible Plans.


ANNUAL PORTFOLIO OPERATING EXPENSES
AS A % OF AVERAGE DAILY NET ASSETS
Management fees                                    0.75%
Other expenses                                     ____%

-------------------------------------------------------------------------------
TOTAL                                              ____%


EXPENSE EXAMPLE

         1 year................................     $___
         3 years...............................     $___


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

MIDCAP STOCK PORTFOLIO
----------------------
         Ticker Symbol:  xxxx

[ICON]   GOAL/APPROACH

The MidCap Stock Portfolio seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index(R) ("S&P 400"). To pursue its goal, the portfolio invests primarily in a blended portfolio of growth and value stocks of medium-size companies, those whose market values range between $200 million and $5 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the S&P 400 are primary goals of the process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector based on:

         o value, or how a stock is priced relative to its perceived intrinsic worth

         o    growth, in this case the sustainability or growth of earnings

         o financial profile, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

Then, Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MID-CAP COMPANIES: established companies that may not be well known. Mid-cap companies have the potential to grow faster than large-cap companies, but may lack the resources to weather economic shifts, and are more volatile than large companies.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks. Dreyfus reviews each of the screens on a regular basis. Dreyfus also maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

[ICON]   MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Medium-size companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the S&P 400 can cause the portfolio to underperform the index. By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectation are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

                              ---------------------

[SIDE BAR]

OTHER POTENTIAL RISKS

The portfolio may invest some assets in derivative securities, such as options and futures. These practices are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

                       ----------------------------------

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in the prospectus.

[SIDE BAR]

WHO ARE THE SHAREHOLDERS

The participating insurance companies and their separate accounts and the Eligible Plans are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares the sale of which would adversely affect the portfolio's NAV.

WHAT THE PORTFOLIO IS AND ISN'T

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                       ----------------------------------

[ICON]   EXPENSES

As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. The information in the table does not reflect account fees and charges to separate accounts or related VA contracts and VLI policies that may be imposed by participating insurance companies or any charges imposed by Eligible Plans.

ANNUAL PORTFOLIO OPERATING EXPENSES
AS A % OF AVERAGE DAILY NET ASSETS
Management fees                                            0.75%
Other expenses                                             ____%
-------------------------------------------------------------------------------
TOTAL                                                      ____%


EXPENSE EXAMPLE

           1 year............................             $____
           3 years...........................             $____


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

[ICON]   MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each portfolio, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each portfolio with a distinct, stable identity.

PORTFOLIO MANAGERS

The primary portfolio managers of the portfolios are as follows:

o CORE VALUE PORTFOLIO: Investment decisions for the Core Value Portfolio are made by a committee of Dreyfus portfolio managers, and no person is primarily responsible for making recommendations to the committee. Members of the committee also comprise the Equity Policy Group of The Boston Company Asset Management, Inc., which is an indirect wholly-owned subsidiary of Mellon and, thus, an affiliate of Dreyfus.

o MIDCAP STOCK PORTFOLIO: John O'Toole is the portfolio's primary portfolio manager, a position he has held since the portfolio's inception, and has been employed by Dreyfus since October 1994. Mr. O'Toole also is a Senior Vice President and a Portfolio Manager for Mellon Equity Associates, a wholly-owned subsidiary of Mellon and, thus, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 1979.

[SIDE BAR]

CONCEPTS TO UNDERSTAND

YEAR 2000 ISSUES: the portfolios could be adversely affected if the computer systems used by Dreyfus and the portfolios' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the portfolios invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a portfolio's investments and its share price.

                       ----------------------------------

[ICON]   FINANCIAL HIGHLIGHTS

The following tables describe each portfolio's performance for the fiscal periods indicated. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by ______________, whose report, along with the portfolios' financial statements, is included in the annual report. The total investment return information set forth below does not reflect certain expenses charged the separate accounts or related VA contracts and VLI policies by the participating insurance companies or any charges imposed by Eligible Plans, the inclusion of which would reduce the portfolios' total investment return for each period indicated.

[To be provided by amendment]

                       ----------------------------------

[ICON]   ACCOUNT POLICIES

BUYING SHARES

Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the portfolios. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the participating insurance company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the participating insurance company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) in the net amount of such order are received by the portfolio in proper form on the next business day. The participating insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Wire payments may be made if the bank account of the participating insurance company or Eligible Plan is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/DREYFUS INVESTMENT PORTFOLIOS: NAME OF PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company or Eligible Plan.

Each portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

SELLING SHARES

Portfolio shares may be sold (redeemed) at any time by the separate accounts of the participating insurance companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolios. Redemption orders from separate accounts received in proper form by the participating insurance company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the participating insurance company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

[ICON]   DISTRIBUTIONS AND TAXES

Each portfolio generally pays dividends from net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in additional shares of the relevant portfolio unless instructed otherwise by a participating insurance company or Eligible Plan.

Since each portfolio's shareholders are the participating insurance companies and their separate accounts and Eligible Plans, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company or Eligible Plan. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders, VLI policy holders and Eligible Plan participants. For this information, VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the participating insurance company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating insurance companies and Eligible Plans should consult their tax advisers about federal, state and local tax consequences.

                              FOR MORE INFORMATION

DREYFUS INVESTMENT PORTFOLIOS
     o   Core Value Portfolio
     o   MidCap Stock Portfolio
--------------------------------
SEC file number:  811-08673

          More information on this fund and its portfolios is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

          Describes each portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

          Provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[SIDE BAR]

          TO OBTAIN INFORMATION:

          BY TELEPHONE
          Call 1-800-___-____

          BY MAIL Write to:
          The Dreyfus Family of Funds
          Attn:  Institutional Servicing
          144 Glenn Curtiss Boulevard
          Uniondale, NY  11556-0144

          BY E-MAIL Send your request to info@dreyfus.com

          ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

             SEC
             http://www.sec.gov

             DREYFUS
             http://www.dreyfus.com

          You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(C) 1999, Dreyfus Service Corporation

DREYFUS INVESTMENT PORTFOLIOS

FOUNDERS GROWTH PORTFOLIO
FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
FOUNDERS PASSPORT PORTFOLIO



PROSPECTUS  May 1, 1999


                                                                DREYFUS  [LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                    CONTENTS

                                       DREYFUS INVESTMENT PORTFOLIOS
-------------------------------------------------------------------------------

                                       Founders Growth Portfolio
                                         Goal/Approach
                                         Main Risks
                                         Past Performance
                                         Expenses
                                       Founders International Equity Portfolio
                                         Goal/Approach
                                         Main Risks
                                         Past Performance
                                         Expenses
                                       Founders Passport Portfolio
                                         Goal/Approach
                                         Main Risks
                                         Past Performance
                                         Expenses

                                       Management

                                       Financial Highlights

                                       BUY/SELL SHARES
-------------------------------------------------------------------------------

                                       Account Policies

                                       Distributions and Taxes

                                       FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                       Information on the portfolios' recent
                                       strategies and holdings can be found in
                                       the current annual/semiannual report. See back cover.


Shares of the portfolios are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Individuals may not purchase shares directly from the fund. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies over which the fund assumes no responsibility.

Each portfolio has its own investment strategy and risk/return profile. The differences in strategy among the portfolios determine the types of securities in which each portfolio invests and can be expected to affect the degree of risk each portfolio is subject to and its performance.

The investment objective and policies of a portfolio may be similar to those of other funds managed by the investment advisers. However, the investment results of the portfolios may be higher or lower than, and may not be comparable to, those of such other funds.

FOUNDERS GROWTH PORTFOLIO
-------------------------
         Ticker Symbol:  xxxx


[ICON]   GOAL/APPROACH

The Founders Growth Portfolio seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of well-established, high quality "growth" companies. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more.

The portfolio managers will seek investment opportunities for the portfolio generally in companies which they believe have fundamental strengths indicating the potential for growth in earnings per share. The portfolio managers focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities, and up to 25% of its assets in any one foreign country. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio managers believe, based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors, offer opportunities for capital growth.

[SIDE BAR]

CONCEPTS TO UNDERSTAND

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                              ---------------------

[ICON]   MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

While the portfolio's investments in stocks of well-established companies may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower-risk.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of adequate company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

[SIDE BAR]

OTHER POTENTIAL RISKS

The portfolio may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance. At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

                       ----------------------------------

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in this section of the prospectus.

[SIDE BAR]

WHO ARE THE SHAREHOLDERS

The participating insurance companies and their separate accounts and the Eligible Plans are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares the sale of which would adversely affect the portfolio's net asset value per share (NAV).

WHAT THE PORTFOLIO IS AND ISN'T

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                       ----------------------------------

[ICON]   EXPENSES

As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. The information in the table does not reflect account fees and charges to separate accounts or related VA contracts and VLI policies that may be imposed by participating insurance companies or any charges imposed by Eligible Plans.

ANNUAL PORTFOLIO OPERATING EXPENSES
AS A % OF AVERAGE DAILY NET ASSETS
Management fees                                        0.75%
Other expenses                                         ____%

-------------------------------------------------------------------------------
TOTAL                                                  ____%


EXPENSE EXAMPLE

            1 year..............................      $____
            3 years.............................      $____

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[ LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------
        Ticker Symbol:  xxxx


[ICON]   GOAL/APPROACH

The Founders International Equity Portfolio seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of foreign issuers which are characterized as "growth" companies.

The portfolio manager will seek investment opportunities for the portfolio generally in companies which he believes have fundamental strengths indicating the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest in foreign issuers from at least three foreign countries with established or emerging economies, but will not invest more than 50% of its assets in issuers in any one foreign country. The portfolio also may invest in investment grade debt securities of foreign issuers that the portfolio manager believes, based on markert conditions, the financial condition of the issuer, general economic conditions, and other relevant factors, offer opportunities for capital growth.

[SIDE BAR]

CONCEPTS TO UNDERSTAND

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                              ---------------------

[ICON]   MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio expects to invest primarily in the stocks of companies located in developed countries. However, the portfolio may invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

[SIDE BAR]

OTHER POTENTIAL RISKS

The portfolio may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance. At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

                       ----------------------------------

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in this section of the prospectus.

 [SIDE BAR]

WHO ARE THE SHAREHOLDERS

The participating insurance companies and their separate accounts and the Eligible Plans are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares the sale of which would adversely affect the portfolio's NAV.

WHAT THE PORTFOLIO IS AND ISN'T

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                       ----------------------------------

[ICON]   EXPENSES

As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. The information in the table does not reflect account fees and charges to separate accounts or related VA contracts and VLI policies that may be imposed by participating insurance companies or any charges imposed by Eligible Plans.

ANNUAL PORTFOLIO OPERATING EXPENSES
AS A % OF AVERAGE DAILY NET ASSETS
Management fees                                        1.00%
Other expenses                                         ____%

-------------------------------------------------------------------------------
TOTAL                                                  ____%


EXPENSE EXAMPLE

          1 year...............................       $____
          3 years..............................       $____

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

FOUNDERS PASSPORT PORTFOLIO
---------------------------
         Ticker Symbol: xxxx

[ICON]   GOAL/APPROACH

The Founders Passport Portfolio seeks capital appreciation. To pursue this goal, it invests primarily in equity securities of foreign issuers with market capitalizations or annual revenues of $1 billion or less and which are characterized as "growth" companies.

The portfolio manager will seek investment opportunities for the portfolio generally in companies which he believes have fundamental strengths indicating the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest in foreign issuers from at least three foreign countries with established or emerging economies. The portfolio may invest in securities of larger foreign issuers or in U.S. issuers if the portfolio manager believes these securities offer attractive opportunities for capital appreciation.

The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes, based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors, offer opportunities for capital appreciation.

[SIDE BAR]

CONCEPTS TO UNDERSTAND

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                              ---------------------


[ICON]   MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio expects to invest primarily in the stocks of companies located in developed countries. However, the portfolio may invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

The portfolio may invest in securities issued by companies with relatively small market capitalizations. Smaller companies typically carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more-established companies.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

                       -----------------------------------

[SIDE BAR]

OTHER POTENTIAL RISKS

The portfolio may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance. At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

                       -----------------------------------

 PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in this section of the prospectus.

[SIDE BAR]

WHO ARE THE SHAREHOLDERS

The participating insurance companies and their separate accounts and the Eligible Plans are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares the sale of which would adversely affect the portfolio's NAV.

WHAT THE PORTFOLIO IS AND ISN'T

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                       ----------------------------------

[ICON]   EXPENSES

As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. The information in the table does not reflect account fees and charges to separate accounts or related VA contracts and VLI policies that may be imposed by participating insurance companies or any charges imposed by Eligible Plans.

ANNUAL PORTFOLIO OPERATING EXPENSES
AS A % OF AVERAGE DAILY NET ASSETS
Management fees                                        1.00%
Other expenses                                         ____%

-------------------------------------------------------------------------------
TOTAL                                                  ____%


EXPENSE EXAMPLE

             1 year..........................         $____
             3 years.........................         $____

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

[ICON]   MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as each portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1998, Founders managed mutual funds and other client accounts having aggregate assets of approximately $ billion.

MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each portfolio, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each portfolio with a distinct, stable identity.

PORTFOLIO MANAGERS

The primary portfolio managers of the portfolios are as follows:

FOUNDERS GROWTH PORTFOLIO C Scott A. Chapman and Thomas M. Arrington. Mr. Chapman and Mr. Arrington have been the portfolio's primary portfolio managers and employed by Founders, since December 1998. Prior to joining Founders, Mr. Chapman was employed for seven years at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation, as a securities research analyst, and most recently, as a vice president and director of growth strategy. Prior to joining Founders, Mr. Arrington was employed for eight years at HighMark Capital where he held various positions, including vice president and director of income and growth strategy, securities research analyst, and most recently, vice president and director of income equity strategy.

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO C Douglas A. Loeffler. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1995. Prior to joining Founders, Mr. Loeffler was employed for seven years at Scudder, Stevens & Clark as an international equities and quantitative analyst.

FOUNDERS PASSPORT PORTFOLIO C Michael W. Gerding. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1990.

PERFORMANCE INFORMATION FOR PUBLIC FUNDS

Although the portfolios are newly-organized and do not yet have their own full year of performance, each portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders (the "Public Funds"). Set forth below is average annual total return information for the Public Funds which correspond to the portfolios offered in this prospectus and for an appropriate securities index. Also set forth below is the aggregate total return for each portfolio from its commencement of operations through December 31, 1998. Each portfolio currently has the same primary portfolio manager as its corresponding Public Fund. Investors should not consider this performance data as an indication of the future performance of the portfolios offered in this prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the existing Public Funds, and not those to be paid by the respective portfolio. The figures also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies or Eligible Plans, which would lower the performance quoted. Policy owners should refer to the applicable insurance company disclosure documents and Eligible Plan participants should contact their Plan administrator or trustee for information on any such charges and expenses. Additionally, although it is anticipated that each portfolio and its corresponding Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

Historical performance information for the corresponding Public Funds and for the securities indexes for various periods ended December 31, 1998 is as follows:


  Name of Public Fund                                      Average Annual Total Return
     and Index                                             Period Ended December 31, 1998
                                         -------------------------------------------------------------------------
                                          One            Three             Five             Ten             Since
                                         Year            Years            Years            Years          Inception

Founders Growth Fund................    ______%         ______%           ______%          ______%         ______%
S&P 500 Index(1)....................    ______%         ______%           ______%          ______%         ______%
Founders International Equity Fund..    ______%         ______%             N/A              N/A           ______%*
MSCI World (ex US) Index(2).........    ______%         ______%             N/A              N/A           ______%*
Founders Passport Fund..............    ______%         ______%           ______%            N/A           ______%**
MSCI World (ex US) Index(2).........    ______%         ______%           ______%            N/A           ______%**

     -------------

1 The S&P 500 Index is an unmanaged, market value weighted index composed of 500 common stocks from a wide range of industries that are traded on the NYSE, the AMEX and the Nasdaq market. The performance data for the S&P 500 assumes the reinvestment of all dividends, but does not deduct any fees or expenses which are charged the Public Funds and the portfolios.

2 The MSCI World (ex US) Index is an arithmetical average of the performance of over 1,000 securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand and the Far East. Total return figures for the Index assume change in share price and reinvestment of dividends after deduction of local taxes, but does not deduct any fees or expenses which are charged the Public Funds and the portfolios.

*    The performance data for the Public Fund is from December 29, 1995
     (inception of the Public Fund) through December 31, 1998; the performance data for the corresponding Index is from December 31, 1995 through December
     31, 1998.

**   The performance data for the Public Fund is from November 16, 1993
     (inception of the Public Fund) through December 31, 1998; the performance data for the corresponding Index is from November 30, 1993 through December
     31, 1998.

Aggregate total return for each portfolio and securities index for the period ended December 31, 1998 is as follows:


                                              AGGREGATE TOTAL RETURN PERIOD
NAME OF PORTFOLIO AND INDEX                   ENDED DECEMBER 31, 1998

Growth Portfolio                                     ______%*
S&P 500 Index                                        ______%*
International Equity Portfolio                       ______%**
MSCI World (ex US) Index                             ______%**
Passport Portfolio                                   ______%***
MSCI World (ex US) Index                             ______%***

     ------------------------
* The performance data for the portfolio is from ______________, 1998 (commencement of operations) through December 31, 1998; the performance data for the corresponding Index is from ____________, 1998 through December 31, 1998.

** The performance data for the portfolio is from ______________, 1998 (commencement of operations) through December 31, 1998; the performance data for the corresponding Index is from ____________, 1998 through December 31, 1998.

*** The performance data for the portfolio is from ______________, 1998 (commencement of operations) through December 31, 1998; the performance data for the corresponding Index is from ____________, 1998 through December 31, 1998.

[SIDE BAR]

CONCEPTS TO UNDERSTAND

YEAR 2000 ISSUES: the portfolios could be adversely affected if the computer systems used by Dreyfus and the portfolios' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the portfolios invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a portfolio's investments and its share price.

                       ----------------------------------

[ICON]   FINANCIAL HIGHLIGHTS

The following tables describe each portfolio's performance for the fiscal periods indicated. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by ______________, whose report, along with the portfolios' financial statements, is included in the annual report. The total investment return information set forth below does not reflect certain expenses charged the separate accounts or related VA contracts and VLI policies by the participating insurance companies or any charges imposed by Eligible Plans, the inclusion of which would reduce the portfolios' total investment return for each period indicated.

[To be provided by amendment]

                       ----------------------------------

[ICON]   ACCOUNT POLICIES

BUYING SHARES

Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the portfolios. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the participating insurance company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the participating insurance company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) in the net amount of such order are received by the portfolio in proper form on the next business day. The participating insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Wire payments may be made if the bank account of the participating insurance company or Eligible Plan is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/DREYFUS INVESTMENT PORTFOLIOS: NAME OF PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company or Eligible Plan.

 Each portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

SELLING SHARES

Portfolio shares may be sold (redeemed) at any time by the separate accounts of the participating insurance companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolios. Redemption orders from separate accounts received in proper form by the participating insurance company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the participating insurance company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

[ICON]   DISTRIBUTIONS AND TAXES

Each portfolio generally pays dividends from net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in additional shares of the relevant portfolio unless instructed otherwise by a participating insurance company or Eligible Plan.

Since each portfolio's shareholders are the participating insurance companies and their separate accounts and Eligible Plans, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company or Eligible Plan. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders, VLI policy holders and Eligible Plan participants. For this information, VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the participating insurance company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating insurance companies and Eligible Plans should consult their tax advisers about federal, state and local tax consequences.

                              FOR MORE INFORMATION

DREYFUS INVESTMENT PORTFOLIOS
     o   Founders Growth Portfolio
     o   Founders International Equity Portfolio
     o   Founders Passport Portfolio
------------------------------------------------
SEC file number:  811-08673

     More information on this fund and its portfolios is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

     Describes each portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     Provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[SIDE BAR]

         TO OBTAIN INFORMATION:

         BY TELEPHONE
         Call 1-800-___-____

         BY MAIL Write to:
         The Dreyfus Family of Funds
         Attn:  Institutional Servicing
         144 Glenn Curtiss Boulevard
         Uniondale, NY  11556-0144

         BY E-MAIL Send your request to info@dreyfus.com

         ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

                  SEC
                  http://www.sec.gov

                   DREYFUS
                  http://www.dreyfus.com

         You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(C) 1999, Dreyfus Service Corporation

                          DREYFUS INVESTMENT PORTFOLIOS




                              CORE VALUE PORTFOLIO
                             MIDCAP STOCK PORTFOLIO
                            FOUNDERS GROWTH PORTFOLIO
                     FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
                           FOUNDERS PASSPORT PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Core Value and MidCap Stock Portfolios, dated May 1, 1999, and the Founders Growth, Founders International Equity and Founders Passport Portfolios, dated May 1, 1999 (collectively, the "Portfolios"), each a separate series of Dreyfus Investment Portfolios (the "Fund"), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Portfolio's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call (516) 338-3300.


     Shares of the Portfolios are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts and variable life insurance policies (collectively, "Policies") and qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (collectively, "Eligible Plans") outside the separate account context.


     The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                           PAGE
Description of the Fund and Portfolios......................................B-2
Management of the Fund.....................................................B-15
Management Arrangements....................................................B-18
How to Buy Shares..........................................................B-23
How to Redeem Shares.......................................................B-23
Determination of Net Asset Value...........................................B-24
Dividends, Distributions and Taxes.........................................B-25
Portfolio Transactions.....................................................B-27
Performance Information....................................................B-28
Information About the Fund and Portfolios..................................B-30
Counsel and Independent Auditors...........................................B-31
Appendix...................................................................B-32


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                     DESCRIPTION OF THE FUND AND PORTFOLIOS

     The Fund is a Massachusetts business trust that commenced operations on May 1, 1998. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified fund, which means that, with respect to 75% of the Portfolio's total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer.

     The Dreyfus Corporation (the "Manager") serves as each Portfolio's investment adviser. The Manager has engaged Founders Asset Management LLC ("Founders") to serve as sub-investment adviser to each of the Founders Growth, Founders International Equity and Founders Passport Portfolios (collectively, the "Founders Portfolios") and to provide day-to-day management of the Founders Portfolios' investments, subject to the supervision of the Manager.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Portfolios' shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements and should be read in conjunction with the relevant Portfolio's Prospectus.

     DEPOSITARY RECEIPTS. (All Portfolios) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (Founders Portfolios only) Each Founders Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by Founders to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest in securities issued by investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

     MONEY MARKET INSTRUMENTS. (All Portfolios) When the Manager (or Founders with respect to the Founders Portfolios) determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. Each Portfolio also may purchase Money Market Instruments when it has cash reserves or in anticipation of taking a market position.

     CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


     WARRANTS. (All Portfolios) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Portfolio may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

     ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the relevant Portfolio's Prospectus.

     FOREIGN CURRENCY TRANSACTIONS. (Core Value and Founders Portfolios only) Each of these Portfolios may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive in the exchange. The Portfolio's success in these transactions will depend principally on the ability of the Manager (or Founders with respect to the Founders Portfolios) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

     BORROWING MONEY. (All Portfolios) Each Portfolio is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Founders Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments. The Core Value and MidCap Stock Portfolios may borrow money for investment purposes as described below.

     LEVERAGE. (Core Value and MidCap Stock Portfolios only) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Portfolio's investments. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Each of these Portfolios may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. To the extent a Portfolio enters into a reverse repurchase agreement, the Portfolio will maintain in a segregated account permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by a Portfolio. Except for these transactions, borrowings by the Core Value and MidCap Stock Portfolios generally will be unsecured.

     LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

     If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Portfolio may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or Founders with respect to the Founders Portfolios) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. Each Portfolio may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or, except for the MidCap Stock Portfolio, on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.


     Engaging in these transactions involves risk of loss to a Portfolio which could adversely affect the value of the Portfolio's net assets. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

     Successful use of futures by a Portfolio also is subject to the ability of the Manager (or Founders with respect to the Founders Portfolios) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Portfolio may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.


SPECIFIC FUTURES TRANSACTIONS. Each Portfolio may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Core Value Portfolio and the Founders Portfolios may purchase and sell currency futures. A foreign currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

     Each Portfolio may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.


OPTIONS--IN GENERAL. Each Portfolio may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.


     A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Portfolio is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.


     The Core Value Portfolio and Founders Portfolios may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.


     Each Portfolio may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by a Portfolio of options will be subject to the ability of the Manager (or Founders with respect to the Founders Portfolios) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Portfolio may incur losses.


     FUTURE DEVELOPMENTS. (All Portfolios) A Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment on behalf of a Portfolio, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

     FORWARD COMMITMENTS. (All Portfolios) Each Portfolio may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make a payment until it receives delivery from the counter party. The Portfolio will commit to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments.


     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

INVESTMENT CONSIDERATIONS AND RISKS


     FIXED INCOME SECURITIES. (All Portfolios) The Core Value Portfolio may invest up to 5% of its total net assets in fixed-income securities, including those of companies that are close to entering, or already in, reorganization proceedings which are rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff" and together with S&P, Moody's and Fitch, the "Rating Agencies"). The MidCap Stock Portfolio also may invest in corporate obligations rated at least Baa by Moody's or BBB by S&P, Fitch or Duff, or, if unrated, of comparable quality as determined by the Manager. Each Founders Portfolio may invest in debt securities of domestic or foreign issuers that management believes, based on market conditions, the financial condition of the issuer, general economic conditions and other relevant factors, offer opportunities for capital growth. The bonds, debentures and corporate obligations (other than convertible securities and preferred stock) in which each Founders Portfolio may invest must be rated not lower than Baa by Moody's or BBB by S&P, Fitch and Duff, or, if unrated, deemed to be of comparable quality by Founders. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Portfolio, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

     The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities that may be purchased by each Portfolio, such as those rated Baa or lower by Moody's and BBB or lower by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

     LOWER RATED SECURITIES. (All Portfolios, except MidCap Stock Portfolio) Each of these Portfolios may invest a portion of its assets, in higher yielding (and, therefore, higher risk) debt securities (convertible securities and preferred stocks with respect to the Founders Portfolios) such as those rated Ba by Moody's or BB by S&P, Fitch or Duff, or as low as those rated B by a Rating Agency in the case of the Founders Portfolios, or as low as the lowest rating assigned by a Rating Agency in the case of the Core Value Portfolio. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Portfolio to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.


     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

     Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet such Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. It is likely that any economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     The Core Value Portfolio and the Founders Portfolios may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager (or Founders with respect to the Founders Portfolios) will review carefully the credit and other characteristics pertinent to such new issues.


     The ratings of the Ratings Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager (or Founders with respect to the Founders Portfolios) also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

     FOREIGN SECURITIES. (All Portfolios) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

     With respect to certain securities that may be purchased by the Founders Portfolios only, developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     The percentage of a Portfolio's assets which may be invested in foreign securities as noted above is not a fundamental policy and may be changed at any time without shareholder approval.

     STATE INSURANCE REGULATION. (All Portfolios) The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments, purchase and sale of future contracts and short sales of securities, among other techniques. If applied a Portfolio, the Portfolio may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention that each Portfolio operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

     SIMULTANEOUS INVESTMENTS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and investment companies managed by the Manager (and, where applicable, Founders). If, however, such other Portfolios or investment companies desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.


INVESTMENT RESTRICTIONS


     Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 through 15 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. No Portfolio may:


     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations.

     3. Purchase the securities of any issuer if such purchase would cause the Portfolio to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of the Portfolio's total assets.

     4. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 12 and 13 may be deemed to give rise to a senior security.

     10. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

     12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     13. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

     14. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

     15. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                                      * * *

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     In addition, each Portfolio has adopted the following policies as non-fundamental policies. Each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. As non-fundamental policies, these policies may be changed by vote of a majority of the Board members at any time.


                             MANAGEMENT OF THE FUND


     The Fund's Board is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation................ Investment Adviser
Founders Asset Management LLC.......... Sub-Investment Adviser for the Founders
                                        Portfolios
Premier Mutual Fund Services, Inc...... Distributor
Dreyfus Transfer, Inc.................. Transfer Agent
The Bank of New York................... Custodian for the Founders International
                                        Equity and Founders Passport Portfolios
Mellon Bank, N.A....................... Custodian for the Core Value, Founders
                                        Growth and MidCap Stock Portfolios



     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE FUND

JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, and Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.

CLIFFORD L. ALEXANDER, JR., BOARD MEMBER. President of Alexander & Associates,
     Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, Cognizant Corporation, a service provider of marketing information and information technology, The Dun & Bradstreet Corporation, MCI Communications Corporation, Mutual of America Life Insurance Company and TLC Beatrice International Holdings, Inc. He is 64 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.

LUCY WILSON BENSON, BOARD MEMBER. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of COMSAT Corporation, General Re Corporation and Logistics Management Institute. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs, and a member of the Council on Foreign Relations. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 and 1981. From 1977 to 1980, she was Under Secretary of State for Security Assistance, Science and Technology. She is 69 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.


     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1998, is as follows:

                                                           Total Compensation
                                                           From Fund and Fund
                                     Aggregate                Complex Paid
NAME OF BOARD MEMBER          COMPENSATION FROM FUND*        TO BOARD MEMBER

Joseph S. DiMartino                      $                          $
Clifford L. Alexander, Jr.               $                          $
Lucy Wilson Benson                       $                          $


-------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $___________ for all board members as a group.



OFFICERS OF THE FUND


MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.


MARGARET W. CHAMBERS, Vice PRESIDENT AND SECRETARY. Senior Vice President and
     General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.


MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
     TREASURER. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 36 years old.

STEPHANIE D. PIERCE, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
     TREASURER. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER.  Vice President of the
     Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.


GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice
     President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.


JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.

CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY.  Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.


     The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


     As of _____________, 1999, none of the Fund's Board members or officers owned shares of any Portfolio.



                             MANAGEMENT ARRANGEMENTS


     INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     The Manager provides management services pursuant to the Management Agreement (the "Agreement") with the Fund dated April 16, 1998, as amended July 16, 1998. As to each Portfolio, the Agreement is subject to annual approval by
(i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on July 16, 1998. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin
C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

     SUB-INVESTMENT ADVISORY AGREEMENT. With respect to the Founders Portfolios, the Manager has entered into a Sub-Investment Advisory Agreement with Founders dated July 16, 1998 (the "Founders Sub-Advisory Agreement"). As to each Founders Portfolio, the Founders Sub-Advisory Agreement is subject to annual approval by
(i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Founders, by vote cast in person at a meeting called for the purpose of voting on such approval. The Founders Sub-Advisory Agreement was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Founders Sub-Advisory Agreement, at a meeting held on July 16, 1998. As to each Founders Portfolio, the Founders Sub-Advisory Agreement is terminable without penalty, (i) by the Manager on 60 days' notice,
(ii) by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Founders. The Founders Sub-Advisory Agreement will terminate automatically, as to the relevant Founders Portfolio, in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers of Founders: Christopher M. Condron, Chairman; Stephen E. Canter, Acting Chief Executive Officer; Gregory P. Contillo, Senior Vice President and Chief Marketing Officer; Michael W. Gerding, Senior Vice President; Michael K. Haines, Senior Vice President; David L. Ray, Senior Vice President, Treasurer and Assistant Secretary; Robert T. Ammann, Vice President; Angelo Barr, Vice President and National Sales Manager; Kenneth R. Christoffersen, Vice President, General Counsel and Secretary; Frank Gaffney, Vice President; Roberto Galindo, Jr., Vice President; Laurine Garrity, Vice President; Brian F. Kelly, Vice President; Paul A. LaRocco, Vice President; Douglas A. Loeffler, Vice President; John B. Mezger, Vice President and Director of Private Advisory Services; and Linda M. Ripley, Vice President.

     The Manager manages the investments of each Portfolio in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board. With respect to each Founders Portfolio, Founders provides day-to-day management of the Portfolio's investments, subject to the supervision of the Manager and the Fund's Board. The Manager and Founders are responsible for investment decisions with respect to the Core Value and MidCap Stock Portfolios and Founders Portfolios, respectively, and provide the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities for the relevant Portfolio. The portfolio managers who comprise the committee responsible for making investment decisions for Core Value Portfolio are Francis DeAngelis, William Goldenberg and Valerie Sill. The primary portfolio manager of Founders Growth Portfolio is Paul A. LaRocco. The primary portfolio manager of Founders International Equity Portfolio is Douglas
A. Loeffler. The primary portfolio manager of Founders Passport Portfolio is Michael W. Gerding. The portfolio managers of MidCap Stock Portfolio are John O'Toole, Ronald Gala, Steven Falci, Robert Wilke, Mark Sickorski, Harry Grosse and Jocelyn Reed.

     The Manager and Founders maintain research departments with professional portfolio managers and securities analysts who provide research services for the Portfolios and for other funds advised by the Manager or Founders.

     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager (or, if applicable, Founders). The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or Founders or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Fund's Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.


     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies and Eligible Plans in connection with the provision of certain administrative services to one or more Portfolios and/or to purchasers of VA contracts or VLI policies or Plan Participants. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         As compensation for its services, the Fund has agreed to pay the Manager a monthly fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets.

NAME OF PORTFOLIO                                  MANAGEMENT FEE

Core Value Portfolio                                    .75%
MidCap Stock Portfolio                                  .75%
Founders Growth Portfolio                               .75%
Founders International Equity Portfolio                1.00%
Founders Passport Portfolio                            1.00%


     The fees paid by the Fund to the Manager with respect to each Portfolio for the period from its commencement of operations through December 31, 1998 were as follows:

NAME OF PORTFOLIO                                      MANAGEMENT FEE PAID


Core Value Portfolio(1)                                        $
MidCap Stock Portfolio(1)                                      $
Founders Growth Portfolio(2)                                   $
Founders International Equity Portfolio(2)                     $
Founders Passport Portfolio(2)                                 $


-----------------
(1) From May 1, 1998 (commencement of operations) through December 31, 1998.
(2) From _______, 1998 (commencement of operations) through December 31, 1998.

     As compensation for Founders' services, the Manager has agreed to pay Founders a monthly sub-advisory fee at the annual rate set forth below as a percentage of the relevant Founders Portfolio's average daily net assets:


NAME OF PORTFOLIO
                                                             Sub-Investment
FOUNDERS GROWTH PORTFOLIO                                     ADVISORY FEE
-------------------------                                     ------------
0 to $100 million of average daily net assets                    .25%
$100 million to $1 billion of average daily net assets           .20%
$1 billion to $1.5 billion of average daily net assets           .16%
$1.5 billion or more of average daily net assets                 .10%

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO AND
FOUNDERS PASSPORT PORTFOLIO
0 to $100 million of average daily net assets                    .35%
$100 million to $1 billion of average daily net assets           .30%
$1 billion to $1.5 billion of average daily net assets           .26%
$1.5 billion or more of average daily net assets                 .20%


     The fees payable by the Manager to Founders with respect to the Founders Growth, Founders International Equity and Founders Passport Portfolios for the period from _________, 1998 (commencement of operations) through December 31, 1998 amounted to $________, $________ and $________, respectively.


     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Portfolio's assets increases.


     DISTRIBUTOR. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


     Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian with respect to the Core Value, Founders Growth, and MidCap Stock Portfolios. Under a custody agreement with the Fund, Mellon Bank, N.A. holds each such Portfolio's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of each such Portfolio's assets held in custody and receives certain securities transaction charges.

     The Bank of New York, 90 Washington Street, New York, New York 10286, serves as the Fund's custodian with respect to the Founders International Equity and Founders Passport Portfolios. The Bank of New York has no part in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.


                                HOW TO BUY SHARES


     Individuals may not place purchase orders directly with the Fund. Individuals should consult a Participating Insurance Company, the administrator of an Eligible Plan or a financial intermediary for information on the purchase of Portfolio shares. Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to VA contracts and VLI policies. See the prospectus of the separate account of the applicable Participating Insurance Company for more information on the purchase of Fund shares.

     Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day that the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the net assets of each Portfolio (i.e., the value of its assets less liabilities) by the total number of Portfolio shares outstanding. Each Portfolio's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. For further information regarding methods employed in valuing each Portfolio's investments, see "Determination of Net Asset Value."

                              HOW TO REDEEM SHARES

     GENERAL. Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place redemption orders directly with the Fund. Redemption requests received by the Participating Insurance Company or Eligible Plan on a given business day will be effected at the net asset value of the applicable Portfolio determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's or Eligible Plan administrator's or trustee's responsibility to properly transmit redemption requests in accordance with applicable requirements. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.

     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent or other entity authorized to accept orders on behalf of the Fund of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

     REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy, as to a Portfolio, which may not be changed without shareholder approval of such Portfolio. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.


     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE



     Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of the Core Value Portfolio's or any Founders Portfolio's foreign investment securities. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by the Board. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of shares.

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund's Board, are valued at fair value as determined in good faith by the Fund's Board. The Fund's Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Fund's Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Management believes that each Portfolio has qualified as a regulated investment company under the Code for the period ended December 31, 1998. Each Portfolio intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. As a regulated investment company, each Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must meet several requirements. These requirements include the following: (1) at least 90% of the Portfolio's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gain from options, futures or forward contracts) derived in connection with the Portfolio's investment business, (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Portfolio's assets may be invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are determined to be engaged in similar or related trades or businesses and (3) at least 90% of the Portfolio's net income (consisting of net investment income and net short-term capital gain) must be distributed to its shareholders. The Portfolios may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amount of investment income and capital gains. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


     Investment by a Portfolio in securities issued or acquired at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements. In addition, if a Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Portfolio.

     Shareholders of the Portfolios will be variable annuity and variable life insurance separate accounts established by insurance companies to fund Policies and Eligible Plans. Section 817(h) of the Code and the regulations thereunder set standards for diversification of the investments underlying Policies in order for the Policies to be treated as life insurance. These requirements, which are in addition to diversification requirements applicable to the Portfolios under Subchapter M of the Code, may affect the composition of a Portfolio's investments.

     The Secretary of the Treasury may in the future issue additional regulations or revenue rulings that will prescribe the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the insurance company, to be treated as the owner of assets of the separate account. Failure to comply with Section 817(h) of the Code or any regulation thereunder, or with any regulations or revenue rulings on Policy owner control, if promulgated, would cause earnings regarding a Policy owner's interest in the separate account to be includable in the Policy owner's gross income in the year earned.

     If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy owners could be subject to current tax on distributions received with respect to Portfolio shares.

     The Fund will not report dividends paid to Eligible Plans to the Internal Revenue Service ("IRS"). Generally, distributions from Eligible Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59-1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from an Eligible Plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70-1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. (In some cases, minimum required distributions need not commence until the participant retires, if later.) The administrator, trustee or custodian of such a Plan will be responsible for reporting distributions from the Plan to the IRS. Participants in Eligible Plans will receive a disclosure statement describing the consequences of a distribution from the Plan from the administrator, trustee or custodian of the Plan prior to receiving the distribution. Moreover, certain contributions to an Eligible Plan in excess of the amounts permitted by law may be subject to an excise tax. For more information concerning the Federal income tax consequences, Policy owners should refer to the prospectus for their contracts or policies and Eligible Plan participants should consult the Plan's administrator or trustee.


                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities on a securities exchange are effected by the Manager (or Founders with respect to the Founders Portfolios) through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price.


     Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager and Founders to supplement their own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of funds advised by the Manager or its affiliates. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions, and perform functions incidental thereto (such as clearance and settlement).


     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager and Founders in advising other funds or accounts and, conversely, research services furnished to the Manager and Founders by brokers in connection with other funds or accounts may be used in advising a Portfolio. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall research department expenses.


     Brokers also will be selected based on their sales of shares of other funds advised by the Manager or its affiliates, as well as their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds in the Dreyfus Family of Funds being engaged simultaneously in the purchase or sale of the same security. Certain of the Portfolios' transactions in securities of foreign issuers may not benefit from the negotiated commission rates available for transactions in securities of domestic issuers. Higher portfolio turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated based upon knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


     The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or Founders or their affiliates, including Dreyfus Investment Services Corporation. The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or Founders or their affiliates are reasonable and fair.


     In connection with its portfolio securities transactions for the period ended December 31, 1998, each Portfolio indicated below paid brokerage commissions and, where determinable, concessions on principal transactions, none of which was paid to the Distributor, in the following amounts:

NAME OF PORTFOLIO          BROKERAGE COMMISSIONS PAID  Concessions on Principal
                                                            TRANSACTIONS

Core Value(1)                        $                      $
MidCap Stock(1)                      $                      $
Founders Growth(2)                   $                      $
Founders International
  Equity(2)                          $                      $
Founders Passport(2)                 $                      $


------------------
(1) From May 1, 1998 (commencement of operations) through December 31, 1998.
(2) From _________, 1998 (commencement of operations) through December 31, 1998.

     The aggregate amount of transactions during the period ended December 31, 1998 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

NAME OF PORTFOLIO             TRANSACTION AMOUNT    COMMISSIONS AND CONCESSIONS

Core Value(1)                     $                        $
MidCap Stock(1)                   $                        $
Founders Growth(2)                $                        $
Founders International
  Equity(2)                       $                        $
Founders Passport(2)              $                        $


------------------
(1) From May 1, 1998 (commencement of operations) through December 31, 1998.
(2) From _________, 1998 (commencement of operations) through December 31, 1998.



                             PERFORMANCE INFORMATION


     Performance figures for the Portfolios will not reflect the separate charges applicable to the Policies offered by Participating Insurance Companies or any charges by Eligible Plans.


     Current yield is computed pursuant to a formula which operates as follows:
The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by such Portfolio during the period. That result is then divided by the product of: (a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


Total return for each of the following Portfolios for the period indicated was:

PORTFOLIO                                  PERIOD ENDED DECEMBER 31, 1998
---------                                  ------------------------------
Core Value(1)                                                         %
MidCap Stock(1)                                                       %
Founders Growth(2)                                                    %
Founders International Equity(2)                                      %
Founders Passport(2)                                                  %


------------------
(1) From May 1, 1998 (commencement of operations) through December 31, 1998.
(2) From _________, 1998 (commencement of operations) through December 31, 1998.


     Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


     Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. Performance information for a Portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their Policies or any charges imposed by Eligible Plans. The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Policy owners should consult the prospectus for their Policy.

     Calculations of the Portfolios' performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. Comparative performance information may be used from time to time in advertising a Portfolio's shares, including data from Lipper Analytical Services, Inc., IBC's Money Fund Report(TM), Money Magazine, Bank Rate Monitor(TM), Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Standard & Poor's MidCap 400 Index, Russell 2500(R) Index, Morgan Stanley Capital International World (ex US) Index, the Dow Jones Industrial Average, Morningstar, Inc., Value Line Mutual Fund Survey and other industry publications.

     From time to time, advertising materials for the Fund may refer to or discuss then-current or past economic or financial conditions, developments and/or events. From time to time, advertising materials for the Fund also may refer to Morningstar ratings and related analyses supporting the rating, and may refer to, or include, commentary by the Fund's portfolio managers relating to their investment strategy, asset growth of the Portfolio, current or past business, political, economic or financial conditions and other matters of general interest to shareholders.

                    INFORMATION ABOUT THE FUND AND PORTFOLIOS


     Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board has authorized the creation of five Portfolios of shares. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval.


     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of any investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the rule.


     The Fund sends annual and semi-annual financial statements to all its shareholders.



                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectuses.


     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund. The auditors examine the Fund's financial statements and provide other audit, tax and related services.

                                    APPENDIX

Description of certain ratings:

S&P

Bond Ratings

                                       AAA

     Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

     Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

     Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

     The rating CC is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

     The rating C is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC- rating.

                                        D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

     This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

                                       A-2

     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

                                       Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

     Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

     Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

     Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

     Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                                       AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

     Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

     Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

     Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating


     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

                          DREYFUS INVESTMENT PORTFOLIOS

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.  Exhibits
-------   ----------

  (a) Registrant's Agreement and Declaration of Trust is incorporated by reference to the Registration Statement on Form N-1A, filed on February 28, 1998.

  (b) Registrant's By-Laws are incorporated by reference to the Registration Statement on Form N-1A, filed on February 28, 1998.

  (d)(1) Management Agreement is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on September 15, 1998.

  (d)(2) Sub-investment Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 17, 1998.

  (e) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on September 15, 1998.

  (g) Custody Agreement is incorporated by reference to Exhibit 8 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 24, 1998.

  (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 24, 1998.

  (j)     Consent of Independent Auditors.*

  (n)     Financial Data Schedule.*

--------------------
*    To be filed by amendment.


          Other Exhibits
          --------------

               (a) Certificate of Secretary is incorporated by reference to Other Exhibits (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 24, 1998.

               (b) Rule 18f-1 Election Assistant is incorporated by reference to Other Exhibits (b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 24, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------

          Not Applicable

Item 25.  Indemnification
-------   ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
          Item 27 of Part C of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on September 15, 1998.

          Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on September 15, 1998.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


          Officers and Directors of Investment Adviser
Name and Position
With Dreyfus                    Other Businesses                      Position Held            Dates

Christopher M. Condron          Mellon Preferred                      Director                 3/96 - 11/96
Chairman of the Board and       Capital Corporation*
Chief Executive Officer
                                TBCAM Holdings, Inc.*                 President                10/97 - 6/98
                                                                      Chairman                 10/97 - 6/98

                                The Boston Company                    Chairman                 1/98 - 6/98
                                Asset Management, LLC*                President                1/98 - 6/98

                                The Boston Company                    President                9/95 - 1/98
                                Asset Management, Inc.*               Chairman                 4/95 - 1/98
                                                                      Chief Executive Officer  4/95 - 4/97

                                Pareto Partners                       Partner Representative   11/95 - 5/97
                                271 Regent Street
                                London, England W1R 8PP

                                Franklin Portfolio Holdings, Inc.*    Director                 1/97 - Present

                                Franklin Portfolio
                                Associates Trust*                     Trustee                  9/95 - 1/97

                                Certus Asset Advisors Corp.**
                                                                      Director                 6/95 - Present

                                The Boston Company of                 Director                 6/95 - 4/96
                                Southern California                   Chief Executive Officer  6/95 - 4/96
                                Los Angeles, CA

                                Mellon Capital Management             Director                 5/95 - Present
                                Corporation***

                                Mellon Bond Associates, LLP+          Executive Committee      1/98 - Present
                                                                      Member


                                Mellon Bond Associates+               Trustee                  5/95 -1/98

                                Mellon Equity Associates, LLP+        Executive Committee      1/98 - Present
                                                                      Member

                                Mellon Equity Associates+             Trustee                  5/95 - 1/98

                                Boston Safe Advisors, Inc.*           Director                 5/95 - Present
                                                                      President                5/95 - Present

                                Access Capital Strategies Corp.       Director                 5/95 - 1/97
                                124 Mount Auburn Street
                                Suite 200 North
                                Cambridge, MA 02138

                                Mellon Bank, N.A. +                   Chief Operating Officer  3/98 - Present
                                                                      President                3/98 - Present
                                                                      Vice Chairman            11/94 - Present

                                Mellon Bank Corporation+              Chief Operating Officer  1/99 - Present
                                                                      President                1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            11/94 - 1/99

                                The Boston Company Financial          Director                 4/94- 8/96
                                Services, Inc.*                       President                4/94 - 8/96

                                The Boston Company, Inc.*             Vice Chairman            1/94 - Present
                                                                      Director                 5/93 - Present

                                Laurel Capital Advisors, LLP+         Exec. Committee          1/98 - Present
                                                                      Member

                                Laurel Capital Advisors+              Trustee                  10/93 - 1/98

                                Boston Safe Deposit and Trust         Chairman                 3/93 - 2/96
                                Company of CA                         Chief Executive Officer  6/93 - 2/96
                                Los Angeles, CA                       Director                 6/89 - 2/96

                                MY, Inc.*                             President                9/91 - 3/96
                                                                      Director                 9/91 - 3/96

                                Reco, Inc.*                           President                8/91 - 11/96
                                                                      Director                 8/91 - 11/96

                                Boston Safe Deposit and Trust         Director                 6/89 - 2/96
                                Company of NY
                                New York, NY

                                Boston Safe Deposit and Trust         President                9/89 - 6/96
                                Company*                              Director                 5/93 -Present

                                The Boston Company Financial          President                6/89 - Present
                                Strategies, Inc. *                    Director                 6/89 - Present

                                The  Boston Company Financial         President                6/89 - 1/97
                                Strategies Group, Inc. *              Director                 6/89- 1/97

Mandell L. Berman               Self-Employed                         Real Estate Consultant,  11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Burton C. Borgelt               DeVlieg Bullard, Inc.                 Director                 1/93 - Present
Director                        1 Gorham Island
                                Westport, CT 06880

                                Mellon Bank Corporation+              Director                 6/91 - Present

                                Mellon Bank, N.A. +                   Director                 6/91 - Present

                                Dentsply International, Inc.          Director                 2/81 - Present
                                570 West College Avenue               Chief Executive Officer  2/81 - 12/96
                                York, PA                              Chairman                 3/89 - 1/96

Stephen E. Canter               Dreyfus Investment                    Chairman of the Board    1/97 - Present
President, Chief Operating      Advisors, Inc.++                      Director                 5/95 - Present
Officer, Chief Investment                                             President                5/95 - Present
Officer, and Director
                                Founders Asset Management, LLC        Acting Chief Executive   7/98 - 12/98
                                2930 East Third Ave.                  Officer
                                Denver, CO 80206

                                The Dreyfus Trust Company+++          Director                 6/95 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Executive Vice President 4/96 - Present
Vice Chairman - Institutional                                         Director                 9/96 - Present
and Director

Steven G. Elliott               Mellon Bank Corporation+              Senior Vice Chairman     1/99 - Present
Director                                                              Chief Financial Officer  1/90 - Present
                                                                      Vice Chairman            6/92 - 1/99
                                                                      Treasurer                1/90 - 5/98

                                Mellon Bank, N.A.+                    Senior Vice Chairman     3/98 - Present
                                                                      Vice Chairman            6/92 - 3/98
                                                                      Chief Financial Officer  1/90 - Present

                                Mellon EFT Services Corporation       Director                 10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                 1/96 - Present
                                Corporation #1                        Vice President           1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President           5/93 - Present

                                APT Holdings Corporation              Treasurer                12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                 12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller               10/90 - Present
                                500 Grant Street                      Director                 9/88 - Present
                                Pittsburgh, PA 15258                  Vice President           9/88 - Present
                                                                      Treasurer                9/88 - Present

                                Mellon Financial Company+             Principal Exec. Officer  1/88 - Present
                                                                      Chief Financial Officer  8/87 - Present
                                                                      Director                 8/87 - Present
                                                                      President                8/87 - Present

                                Mellon Overseas Investments           Director                 4/88 - Present
                                Corporation+                          Chairman                 7/89 - 11/97
                                                                      President                4/88 - 11/97
                                                                      Chief Executive Officer  4/88 - 11/97

                                Mellon International Investment       Director                 9/89 - 8/97
                                Corporation+

                                Mellon Financial Services             Treasurer                12/87 - Present
                                Corporation # 5+

Lawrence S. Kash                Dreyfus Investment                    Director                 4/97 - Present
Vice Chairman                   Advisors, Inc.++
And Director
                                Dreyfus Brokerage Services, Inc.      Chairman                 11/97 - Present
                                401 North Maple Ave.                  Chief Executive Officer  11/97 - Present
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                 1/95 - Present
                                                                      President                9/96 - Present

                                Dreyfus Precious Metals, Inc.++ +     Director                 3/96 - 12/98
                                                                      President                10/96 - 12/98

                                Dreyfus Service                       Director                 12/94 - Present
                                Organization, Inc.++                  President                1/97 - Present
                                                                      Executive Vice President 12/94 - 1/97

                                Seven Six Seven Agency, Inc. ++       Director                 1/97 - Present

                                Dreyfus Insurance Agency of           Chairman                 5/97 - Present
                                Massachusetts, Inc.++++               President                5/97 - Present
                                                                      Director                 5/97 - Present

                                The Dreyfus Trust Company+++          Chairman                 1/97 - Present
                                                                      President                2/97 - Present
                                                                      Chief Executive Officer  2/97 - Present
                                                                      Director                 12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                 5/97 - Present
                                Corporation++                         President                5/97 - Present
                                                                      Director                 12/94 - Present

                                The Boston Company Advisors*          Chairman                 8/93 - 11/95

                                The Boston Company Advisors,          Chairman                 12/95 - Present
                                Inc.                                  Chief Executive Officer  12/95 - Present
                                Wilmington, DE                        President                12/95 - Present

                                Cornice Acquisition                   Board of Managers        12/97 - Present
                                Company, LLC
                                Denver, CO

                                The Boston Company, Inc.*             Director                 5/93 - Present
                                                                      President                5/93 - Present

                                Mellon Bank, N.A.+                    Executive Vice President 2/92 - Present

                                Laurel Capital Advisors, LLP+         President                12/91 - Present
                                                                      Executive Committee      12/91 - Present
                                                                      Member

                                Boston Group Holdings, Inc.*          Director                 5/93 - Present
                                                                      President                5/93 - Present

Martin G. McGuinn               Mellon Bank Corporation+              Chairman                 1/99 - Present
Director                                                              Chief Executive Officer  1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Bank, N. A. +                  Chairman                 3/98 - Present
                                                                      Chief Executive Officer  3/98 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Leasing Corporation+           Vice Chairman            12/96 - Present

                                Mellon Bank (DE) National             Director                 4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                 1/96 - 4/98
                                Association
                                Rockville, Maryland

                                Mellon Financial                      Vice President           9/86  - 10/97
                                Corporation (MD)
                                Rockville, Maryland

J. David Officer                Dreyfus Service Corporation++         Executive Vice President 5/98 - Present
Vice Chairman
And Director                    Dreyfus Insurance Agency of           Director                 5/98 - Present
                                Massachusetts, Inc.++++

                                Seven Six Seven Agency, Inc.++        Director                 10/98 - Present

                                Mellon Residential Funding Corp. +    Director                 4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                 8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+                      Executive Vice President 7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman            1/97 - Present
                                                                      Director                 7/96 - Present

                                Mellon Preferred Capital              Director                 11/96 - Present
                                Corporation*

                                RECO, Inc.*                           President                11/96 - Present
                                                                      Director                 11/96 - Present

                                The Boston Company Financial          President                8/96 - Present
                                Services, Inc.*                       Director                 8/96 - Present

                                Boston Safe Deposit and Trust         Director
                                Company*                              President                7/96 - Present
                                                                      Executive Vice President 7/96 - 1/99
                                                                                               1/91 - 7/96
                                Mellon Trust of New York              Director
                                1301 Avenue of the Americas                                    6/96 - Present
                                New York, NY 10019

                                Mellon Trust of California            Director                 6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

                                Mellon Bank, N.A.+                    Executive Vice President 2/94 - Present

                                Mellon United National Bank           Director                 3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                 12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                 9/96 - Present

                                Dreyfus Investment Services           Director                 4/96 - Present
                                Corporation+

Richard W. Sabo                 Founders Asset Management LLC         President                12/98 - Present
Director                        2930 East Third Avenue                Chief Executive Officer  12/98 - Present
                                Denver, CO. 80206

                                Prudential Securities                 Senior Vice President    07/91 - 11/98
                                New York, NY                          Regional Director        07/91 - 11/98

Richard F. Syron                American Stock Exchange               Chairman                 4/94 - Present
Director                        86 Trinity Place                      Chief Executive Officer  4/94 - Present
                                New York, NY 10006

Ronald P. O'Hanley              Franklin Portfolio Holdings, Inc.*    Director                 3/97 - Present
Vice Chairman
                                TBCAM Holdings, Inc.*                 Chairman                 6/98 - Present
                                                                      Director                 10/97 - Present

                                The Boston Company Asset              Chairman                 6/98 - Present
                                Management, LLC*                      Director                 1/98 - 6/98

                                The Boston Company Asset              Director                 2/97 - 12/97
                                Management, Inc. *

                                Boston Safe Advisors, Inc. *          Chairman                 6/97 - Present
                                                                      Director                 2/97 - Present

                                Pareto Partners                       Partner Representative   5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                 5/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                 2/97 - Present

                                Mellon Bond Associates+               Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon Equity Associates+             Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon-France Corporation+            Director                 3/97 - Present

                                Laurel Capital Advisors+              Trustee                  3/97 - Present

                                McKinsey & Company, Inc.              Partner                  8/86 - 2/97
                                Boston, MA

Mark N. Jacobs                  Dreyfus Investment                    Director                 4/97 -Present
General Counsel,                Advisors, Inc.++                      Secretary                10/77 - 7/98
Vice President, and
Secretary                       The Dreyfus Trust Company+++          Director                 3/96 - Present

                                The TruePenny Corporation++           President                10/98 - Present
                                                                      Director                 3/96 - Present

                                Lion Management, Inc.++               Director                 1/88 - 10/96
                                                                      Vice President           1/88 - 10/96
                                                                      Secretary                1/88 - 10/96

                                The Dreyfus Consumer Credit           Secretary                4/83 - 3/96
                                Corporation++

                                Dreyfus Service                       Director                 3/97 - Present
                                Organization, Inc.++                  Assistant Secretary      4/83 -3/96

                                Major Trading Corporation++           Assistant Secretary      5/81 - 8/96

William H. Maresca              The Dreyfus Trust Company+++          Director                 3/97 - Present
Controller
                                Dreyfus Service Corporation++         Chief Financial Officer  12/98 - Present

                                Dreyfus Consumer Credit Corp.++       Treasurer                10/98 - Present

                                Dreyfus Investment                    Treasurer                10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President           10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President           10/98 - Present

                                Dreyfus Precious Metals, Inc.+++      Treasurer                10/98 - 12/98

                                The Trotwood Corporation++            Vice President           10/98 - Present

                                Trotwood Hunters Corporation++        Vice President           10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President           10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer  5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Assistant  Treasurer     3/93 - Present
                                Organization, Inc.++

                                Dreyfus Insurance Agency of           Assistant Treasurer      5/98 - Present
                                Massachusetts, Inc.++++

William T. Sandalls, Jr.        Dreyfus Transfer, Inc.                Chairman                 2/97 - Present
Executive Vice President        One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service Corporation++         Director                 1/96 - Present
                                                                      Treasurer                1/96 - 2/97
                                                                      Executive Vice President 2/97 - Present
                                                                      Chief Financial Officer  2/97 - 12/98

                                Dreyfus Investment                    Director                 1/96 - Present
                                Advisors, Inc.++                      Treasurer                1/96 - 10/98

                                Dreyfus-Lincoln, Inc.                 Director                 12/96 - Present
                                4500 New Linden Hill Road             President                1/97 - Present
                                Wilmington, DE 19808

                                Dreyfus Acquisition Corporation++     Director VP and CFO      1/96 - 8/96
                                                                      Vice President           1/96 - 8/96
                                                                      Chief Financial Officer  1/96 - 8/96

                                Lion Management, Inc.++               Director                 1/96 - 10/96
                                                                      President                1/96 - 10/96

                                Seven Six Seven Agency, Inc.++        Director                 1/96 - 10/98
                                                                      Treasurer                10/96 - 10/98

                                The Dreyfus Consumer                  Director                 1/96 - Present
                                Credit Corp.++                        Vice President           1/96 - Present
                                                                      Treasurer                1/97 - 10/98

                                Dreyfus Partnership                   President                1/97 - 6/97
                                Management, Inc.++                    Director                 1/96 - 6/97

                                Dreyfus Service Organization,         Director                 1/96 - 6/97
                                Inc.++                                Executive Vice President 1/96 - 6/97
                                                                      Treasurer                10/96 - Present

                                Dreyfus Insurance Agency of           Director                 5/97 - Present
                                Massachusetts, Inc.++++               Treasurer                5/97 - Present
                                                                      Executive Vice President 5/97 - Present

                                Major Trading Corporation++           Director                 1/96 - 8/96
                                                                      Treasurer                1/96 - 8/96

                                The Dreyfus Trust Company+++          Director                 1/96 - 4/97
                                                                      Treasurer                1/96 - 4/97
                                                                      Chief Financial Officer  1/96 - 4/97

                                Dreyfus Personal                      Director                 1/96 - 4/97
                                Management, Inc.++                    Treasurer                1/96 - 4/97


Patrice M. Kozlowski            None
Vice President - Corporate
Communications

Mary Beth Leibig                None
Vice President -
Human Resources

Andrew S. Wasser                Mellon Bank Corporation+              Vice President           1/95 - Present
Vice President -
Information Systems

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax      10/96 - Present
Vice President - Tax
                                Dreyfus Investment Advisors, Inc.++   Vice President - Tax     10/96 - Present

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax     10/96 - 12/98

                                Dreyfus Service Organization, Inc.++  Vice President - Tax     10/96 - Present

Wendy Strutt                    None
Vice President

Richard Terres                  None
Vice President

James Bitetto                   The TruePenny Corporation++           Secretary                9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary      8/98 - Present

                                Dreyfus Investment                    Assistant Secretary      7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary      7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President           2/97 - Present
Assistant Secretary             One American Express Plaza            Director                 2/97 - Present
                                Providence, RI 02903                  Secretary                2/97 - Present

                                Dreyfus Service                       Secretary                7/98 - Present
                                Organization, Inc.++                  Assistant Secretary      5/98 - 7/98


-------------------------------
*   The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**  The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
+   The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++  The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109


Item 27.  Principal Underwriters
--------  ----------------------

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)       Comstock Partners Funds, Inc.
     2)       Dreyfus A Bonds Plus, Inc.
     3)       Dreyfus Appreciation Fund, Inc.
     4)       Dreyfus Asset Allocation Fund, Inc.
     5)       Dreyfus Balanced Fund, Inc.
     6)       Dreyfus BASIC GNMA Fund
     7)       Dreyfus BASIC Money Market Fund, Inc.
     8)       Dreyfus BASIC Municipal Fund, Inc.
     9)       Dreyfus BASIC U.S. Government Money Market Fund
     10)      Dreyfus California Intermediate Municipal Bond Fund
     11)      Dreyfus California Tax Exempt Bond Fund, Inc.
     12)      Dreyfus California Tax Exempt Money Market Fund
     13)      Dreyfus Cash Management
     14)      Dreyfus Cash Management Plus, Inc.
     15)      Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)      Dreyfus Florida Intermediate Municipal Bond Fund
     18)      Dreyfus Florida Municipal Money Market Fund
     19)      The Dreyfus Fund Incorporated
     20)      Dreyfus Global Bond Fund, Inc.
     21)      Dreyfus Global Growth Fund
     22)      Dreyfus GNMA Fund, Inc.
     23)      Dreyfus Government Cash Management Funds
     24)      Dreyfus Growth and Income Fund, Inc.
     25)      Dreyfus Growth and Value Funds, Inc.
     26)      Dreyfus Growth Opportunity Fund, Inc.
     27)      Dreyfus Debt and Equity Funds
     28)      Dreyfus Index Funds, Inc.
     29)      Dreyfus Institutional Money Market Fund
     30)      Dreyfus Institutional Preferred Money Market Fund
     31)      Dreyfus Institutional Short Term Treasury Fund
     32)      Dreyfus Insured Municipal Bond Fund, Inc.
     33)      Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)      Dreyfus International Funds, Inc.
     35)      Dreyfus Investment Grade Bond Funds, Inc.
     36)      Dreyfus Investment Portfolios
     37)      The Dreyfus/Laurel Funds, Inc.
     38)      The Dreyfus/Laurel Funds Trust
     39)      The Dreyfus/Laurel Tax-Free Municipal Funds
     40)      Dreyfus LifeTime Portfolios, Inc.
     41)      Dreyfus Liquid Assets, Inc.
     42)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)      Dreyfus Massachusetts Municipal Money Market Fund
     44)      Dreyfus Massachusetts Tax Exempt Bond Fund
     45)      Dreyfus MidCap Index Fund
     46)      Dreyfus Money Market Instruments, Inc.
     47)      Dreyfus Municipal Bond Fund, Inc.
     48)      Dreyfus Municipal Cash Management Plus
     49)      Dreyfus Municipal Money Market Fund, Inc.
     50)      Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)      Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)      Dreyfus New Leaders Fund, Inc.
     54)      Dreyfus New York Insured Tax Exempt Bond Fund
     55)      Dreyfus New York Municipal Cash Management
     56)      Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)      Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)      Dreyfus New York Tax Exempt Money Market Fund
     59)      Dreyfus U.S. Treasury Intermediate Term Fund
     60)      Dreyfus U.S. Treasury Long Term Fund
     61)      Dreyfus 100% U.S. Treasury Money Market Fund
     62)      Dreyfus U.S. Treasury Short Term Fund
     63)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)      Dreyfus Pennsylvania Municipal Money Market Fund
     65)      Dreyfus Premier California Municipal Bond Fund
     66)      Dreyfus Premier Equity Funds, Inc.
     67)      Dreyfus Premier International Funds, Inc.
     68)      Dreyfus Premier GNMA Fund
     69)      Dreyfus Premier Worldwide Growth Fund, Inc.
     70)      Dreyfus Premier Municipal Bond Fund
     71)      Dreyfus Premier New York Municipal Bond Fund
     72)      Dreyfus Premier State Municipal Bond Fund
     73)      Dreyfus Premier Value Fund
     74)      Dreyfus Short-Intermediate Government Fund
     75)      Dreyfus Short-Intermediate Municipal Bond Fund
     76)      The Dreyfus Socially Responsible Growth Fund, Inc.
     77)      Dreyfus Stock Index Fund, Inc.
     78)      Dreyfus Tax Exempt Cash Management
     79)      The Dreyfus Third Century Fund, Inc.
     80)      Dreyfus Treasury Cash Management
     81)      Dreyfus Treasury Prime Cash Management
     82)      Dreyfus Variable Investment Fund
     83)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)      Founders Funds, Inc.
     85)      General California Municipal Bond Fund, Inc.
     86)      General California Municipal Money Market Fund
     87)      General Government Securities Money Market Fund, Inc.
     88)      General Money Market Fund, Inc.
     88)      General Municipal Bond Fund, Inc.
     90)      General Municipal Money Market Funds, Inc.
     91)      General New York Municipal Bond Fund, Inc.
     92)      General New York Municipal Money Market Fund

(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
------------------        ---------------------------        -------------

Marie E. Connolly+        Director, President, Chief         President and
                          Executive Officer and Chief        Treasurer
                          Compliance Officer

Joseph F. Tower, III+     Director, Senior Vice President,   Vice President
                          Treasurer and Chief Financial      and Assistant
                          Officer                            Treasurer

Mary A. Nelson+           Vice President                     Vice President
                                                             and Assistant
                                                             Treasurer

Jean M. O'Leary+          Assistant Vice President,          None
                          Assistant Secretary and
                          Assistant Clerk

William J. Nutt+          Chairman of the Board              None

Michael S. Petrucelli++   Senior Vice President              Vice President,
                                                             Assistant
                                                             Treasurer, and
                                                             Assistant Secretary

Patrick W. McKeon+        Vice President                     None

Joseph A. Vignone+        Vice President                     None

--------------------------------
 +   Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.        Location of Accounts and Records
-------         --------------------------------

                1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

                2.    Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

                3.    The Bank of New York
                      90 Washington Street
                      New York, New York 10286

                4.    Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

                5.    The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

                6.    Founders Asset Management LLC
                      Founders Financial Center
                      2930 East Third Center
                      Denver, Colorado 80206

Item 29.        Management Services
-------         -------------------

                Not Applicable

Item 30.        Undertakings
-------         ------------

                None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 24th day of February, 1999.

          DREYFUS INVESTMENT PORTFOLIOS
          --------------------------------------------
          (Registrant)

          BY:  /s/Marie E. Connolly*
               ----------------------------
               Marie E. Connolly, PRESIDENT


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                         Title                        Date
--------------------------         -------------------              ----------


/s/ Marie E. Connolly*       President and Treasurer (Principal       2/24/99
---------------------        Executive Officer)
Marie E. Connolly

/s/ Joseph F. Tower, III*    Vice President and Assistant             2/24/99
------------------------     Treasurer (Principal Financial
Joseph F. Tower, III         and Accounting Officer)

/s/ Joseph S. DiMartino*     Chairman of the Board                    2/24/99
------------------------
Joseph S. DiMartino

/s/ Clifford L. Alexander,Jr.* Board Member                           2/24/99
--------------------------
Clifford L. Alexander, Jr.

/s/ Lucy Wilson Benson*      Board Member                             2/24/99
--------------------------
Lucy Wilson Benson




*BY:  /s/ Michael S. Petrucelli
      ----------------------------------
      Michael S. Petrucelli,
      Attorney-in-Fact